Victory Portfolios

Victory RS Growth Fund

Victory RS Mid Cap Growth Fund Victory RS Select Growth Fund Victory RS Small Cap Growth Fund (each a “Fund” and together the “Funds”)

Supplement dated July 3, 2025, to the Funds’

Summary Prospectus and Prospectus dated May 1, 2025

Effective July 11, 2025, Trevor Martin will no longer be listed as a portfolio manager for the above-named Funds.

•The reference to Mr. Martin under the Portfolio Management table of each Fund’s Summary Prospectus is hereby deleted.

•The reference to Mr. Martin under the Portfolio Management subsection of “Organization and Management of the Fund” found on page 45 of the Prospectus is hereby deleted.

If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Portfolios

Victory RS Mid Cap Growth Fund

(Member Class)

(the “Fund”)

Supplement dated July 3, 2025, to the Fund’s

Summary Prospectus and Prospectus dated May 1, 2025

Effective July 11, 2025, Trevor Martin will no longer be listed as a portfolio manager for the Fund.

•The reference to Mr. Martin under the Portfolio Management table found on page 6 of the  Summary Prospectus is hereby deleted.

•The reference to Mr. Martin under the Portfolio Management subsection of “Organization and Management of the Fund” found on page 15 of the Prospectus is hereby deleted.

If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Portfolios
Victory Global Energy Transition Fund	Victory RS Small Cap Growth Fund
Victory RS Investors Fund	Victory RS Global Fund
Victory RS Large Cap Alpha Fund	Victory RS International Fund
Victory RS Partners Fund	Victory Low Duration Bond Fund
Victory RS Value Fund	Victory Floating Rate Fund
Victory RS Growth Fund	Victory High Income Municipal Bond Fund
Victory RS Mid Cap Growth Fund	Victory High Yield Fund
Victory RS Science and Technology Fund	Victory Tax-Exempt Fund
Victory RS Select Growth Fund

Supplement dated July 3, 2025, to the Funds’

Statement of Additional Information (“SAI”) dated May 1, 2025

1.The second footnote listed under the Dealer Reallowances table found on page 32 of the SAI is hereby deleted and replaced with the following:

**Investment Professionals may receive payment on purchases of $500,000 or more of Class A shares that are sold at NAV as follows: 0.75% of the current purchase amount if cumulative prior purchases sold at NAV plus the current purchase is less than $3 million; 0.50% of the current purchase amount if the cumulative prior purchases sold at NAV plus the current purchase is $3 million to $4,999,999; and 0.25% on of the current purchase amount if the cumulative prior purchases sold at NAV plus the current purchase is $5 million or more. In addition, in connection with such purchases, the Distributor or its affiliates may advance Rule 12b-1 fees of 0.25% of the purchase amount to Investment Professionals for providing services to shareholders.

2.Effective July 11, 2025, Trevor Martin will no longer be listed as a portfolio manager for the Victory RS Growth Fund, Victory RS Mid Cap Growth Fund, Victory RS Select Growth Fund, and Victory RS Small Cap Growth Fund. Therefore, all references to Mr. Martin are hereby deleted from the SAI.

If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.